FAIR VALUE OF FINANCIAL INSTRUMENTS - Change in Balance of Fair Value Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities at beginning of period	$ 33,644
Foreign currency translation and other	(21)	$ 0
Financial liabilities at end of period	40,783	33,644
Recurring fair value measurement | Level 3
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities at beginning of period	11	37
Fair value change recorded in net income	3	(23)
Fair value change recorded in other comprehensive income	0	(1)
Additions	510	3
Disposals	(5)	(5)
Financial liabilities at end of period	$ 498	$ 11